Issued capital	12 Months Ended
Dec. 31, 2018
Issued capital abstract
Issued capital

31.   Issued capital

a)Changes

At December 31, 2015 the Bank’s share capital consisted of 14,434,492,579 shares with a total par value of EUR 7,217 million.

On November 4, 2016, a capital increase of EUR 74 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 147,848,122 shares were issued (1.02% of the share capital).

At December 31, 2016 the Bank’s share capital consisted of 14,582,340,701 shares with a total par value of EUR 7,291 million.

As a result of the acquisition of Banco Popular Español, S.A.U. described in Note 3, and in order to strengthen and optimize the Bank’s equity structure to provide adequate coverage of the acquisition, the Group, on July 3, 2017, reported on the agreement of the executive committee of Banco Santander , S.A.to increase the capital of the Bank by EUR 729 million by issuing and putting into circulation 1,458,232,745 new ordinary shares of the same class and series as the shares currently in circulation and with preferential subscription rights for the shareholders.

The issue of new shares was carried out at a nominal value of fifty euro cents (EUR 0.50) plus a premium of EUR 4.35 per share, so the total issue rate of the new shares was EUR 4.85 per share and the total effective amount of the capital increase (including nominal and premium) of EUR 7,072 million.

Each outstanding share had been granted a preferential subscription right during the preferential subscription period that took place from July 6 to 20, 2017, where 10 preferential subscription rights were required to subscribe 1 new share.

On November 7, 2017, a capital increase of EUR 48 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 95,580,136 shares were issued (0.6% of the share capital).

At December 31, 2017 the Bank’s share capital consisted of 16,136,153,582 shares with a total par value of EUR 8,068 million.

On November 7, 2018, a capital increase of EUR 50 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 100,420,360 shares were issued (0.62% of the share capital).

Therefore, the Bank’s new capital consists of EUR 8,118 million at December 31, 2018, represented by 16,236,573,942 shares of EUR 0.50 of nominal value each one and all of them from a unique class and series.

The Bank’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Mexico and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI’s), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Receipts (BDRs), each BDR representing one share. During 2018 and the beginning of 2019 the number of markets where the Bank is listed has been reduced; the Bank's shares has been delisted from Buenos Aires, Milan, Lisboa and Sao Paulo's markets.

At December 31, 2018, the only shareholders listed in the Bank’s shareholders register with ownership interests of more than 3%[1] were State Street Bank & Trust Company (13.09%), The Bank of New York Mellon Corporation (8.85%), Chase Nominees Ltd. (6.69%), EC Nominees Limited (3.96%) and BNP Paribas (3.79%).

However, the Bank considers that these ownership interests are held in custody on behalf of third parties and that none of them, as far as the Bank is aware, has an ownership interest of more than 3% of the Bank’s share capital [2] or voting power.

As of December 31, 2018, the shareholders of the Bank did not have owners of shares resident in tax havens with a participation of more than 1% of the share capital.

(1)The threshold stipulated in Royal Decree 1362/2007 of October 19, which implemented the Spanish Securities Market Act 24/1988 of July 28 defining the concept of significant holding.

(2)The website of the Comisión Nacional del Mercado de Valores (www.cnmv.es) contains a notice of significant holding published by Blackrock, Inc. on August 9, 2017, in which it notifies an indirect holding in the voting rights attributable to Bank shares of 5.585%, plus a further stake of 0.158% held through financial instruments. During 2018, Blackrock Inc. informed the Spanish CNMV of the following movements regarding its voting rights in the Bank: April 23, 2018, reduction below 5%, and May 8, 2018, increase above 5%. However, according to the Bank’s shareholder register, Blackrock, Inc did not hold more than 3% of the voting rights on that date, or on December 31, 2018.

b)Other considerations

The shareholders at the annual general meeting of March 18, 2016 also resolved to increase the Bank's capital by a par value of EUR 500 million and granted the board the broadest powers to set the date and establish the terms and conditions of this capital increase within one year from the date of the aforementioned annual general meeting. If the board does not exercise the powers delegated to it within the period established by the annual general meeting, these powers will be rendered null and void.

In addition, the ordinary general meeting of shareholders of April 7, 2017 also agreed to delegate to the board of directors the broadest powers so that, within one year from the date of the meeting, it can indicate the date and set the conditions for a capital increase with the issuance of new shares, for an amount of EUR 500 million. The capital increase will have no value or effect if, within the period of one year, the board of directors does not exercise the powers delegated to it.

Likewise, the additional capital authorised by the ordinary general meeting of shareholders on April 7, 2017 is not more than EUR 3,645,585,175. The term available to the Bank’s administrators to execute and carry out capital increases up to that limit ends on April 7, 2020. The agreement grants the board the power to totally or partially exclude the pre-emptive subscription right under the terms of article 506 of the Capital Companies Law, although this power is limited to EUR 1,458,234,070.

At March 23, 2018, the ordinary general meeting of shareholders also agreed to delegate to the board of directors the broadest power to execute the capital increase agreement adopted by the shareholders meeting and the authorization to the Board of directors to increase it.

At December 31, 2018 the shares of the following companies were listed on official stock markets: Banco Santander Río, S.A.; Grupo Financiero Santander México, S.A. de C.V.; Banco Santander - Chile; Cartera Mobiliaria, S.A., SICAV; Santander Chile Holding S.A.; Banco Santander (Brasil) S.A., Santander Bank Polska S.A. (former Bank Zachodni WBK S.A.) and Santander Consumer USA Holdings Inc.

At December 31, 2018 the number of Bank shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was 63 million shares, which represented 0.39% of the Bank’s share capital. In addition, the number of Bank shares owned by third parties and received as security was 212 million shares (equal to 1.30% of the Bank’s share capital).

At December 31, 2018 the capital increases in progress at Group companies and the additional capital authorised by their shareholders at the respective general meetings were not material at Group level (See Appendix V).